Shareholder Report, Holdings (Details)	Jul. 31, 2024
C000211922 [Member] | Asia [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000211922 [Member] | Europe [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.10%
C000211922 [Member] | North America [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.70%
C000211922 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000211921 [Member] | Asia [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000211921 [Member] | Europe [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.10%
C000211921 [Member] | North America [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.70%
C000211921 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000008009 [Member] | Asia [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000008009 [Member] | Europe [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.60%
C000008009 [Member] | North America [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.40%
C000008009 [Member] | Africa [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000008009 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000008009 [Member] | South America [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000008009 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000008010 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000008010 [Member] | Data Center REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000008010 [Member] | Health Care REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000008010 [Member] | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000008010 [Member] | Multi Family Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000008010 [Member] | Other Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000008010 [Member] | Real Estate Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000008010 [Member] | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000008010 [Member] | Self Storage REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000008010 [Member] | Single Family Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000008010 [Member] | Telecom Tower REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000008010 [Member] | Vanguard Real Estate II Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%	[1]
C000032424 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000032424 [Member] | Data Center REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000032424 [Member] | Health Care REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000032424 [Member] | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000032424 [Member] | Multi Family Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000032424 [Member] | Other Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000032424 [Member] | Real Estate Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000032424 [Member] | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000032424 [Member] | Self Storage REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000032424 [Member] | Single Family Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000032424 [Member] | Telecom Tower REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000032424 [Member] | Vanguard Real Estate II Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%	[2]
C000008011 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000008011 [Member] | Data Center REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000008011 [Member] | Health Care REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000008011 [Member] | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000008011 [Member] | Multi Family Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000008011 [Member] | Other Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000008011 [Member] | Real Estate Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000008011 [Member] | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000008011 [Member] | Self Storage REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000008011 [Member] | Single Family Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000008011 [Member] | Telecom Tower REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000008011 [Member] | Vanguard Real Estate II Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%	[3]
C000008012 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000008012 [Member] | Data Center REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000008012 [Member] | Health Care REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000008012 [Member] | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000008012 [Member] | Multi Family Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000008012 [Member] | Other Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000008012 [Member] | Real Estate Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000008012 [Member] | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000008012 [Member] | Self Storage REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000008012 [Member] | Single Family Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000008012 [Member] | Telecom Tower REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000008012 [Member] | Vanguard Real Estate II Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%	[4]

[1]	Vanguard Real Estate II Index Fund ("the Subsidiary") is the wholly owned subsidiary in which the Fund has invested a portion of its assets.
[2]	Vanguard Real Estate II Index Fund ("the Subsidiary") is the wholly owned subsidiary in which the Fund has invested a portion of its assets.
[3]	Vanguard Real Estate II Index Fund ("the Subsidiary") is the wholly owned subsidiary in which the Fund has invested a portion of its assets.
[4]	Vanguard Real Estate II Index Fund ("the Subsidiary") is the wholly owned subsidiary in which the Fund has invested a portion of its assets.